As filed with the Securities and Exchange Commission on August 29, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21716

                    LEHMAN BROTHERS RESERVE LIQUIDITY SERIES
                    ----------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                    Lehman Brothers Reserve Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                    FORM N-Q
                    LEHMAN BROTHERS RESERVE LIQUIDITY SERIES


                    LEHMAN BROTHERS PRIME RESERVE MONEY FUND
                             SCHEDULE OF INVESTMENTS

                            JUNE 30, 2006 (UNAUDITED)

                                                                          VALUE
Investment in the Prime Portfolio of
  the Institutional Liquidity Trust (a master portfolio in
  a "master-feeder" structure)                                   $1,987,711,105

     Total Investments (100%)                                    $1,987,711,105

                                                                                              JUNE 30, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Prime Portfolio
---------------------------------------

PRINCIPAL AMOUNT                                                                     RATING                    VALUE ++
($000's omitted)                                                                Moody's      S&P       ($000's omitted)
U.S. Government Agency Securities (0.5%)
     10,000     Federal Home Loan Bank, Bonds, 3.13%, due 9/15/06               AGY          AGY                9,983
     10,000     Freddie Mac, Notes, 5.50%, due 7/9/07                           AGY          AGY               10,000
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                        19,983
                                                                                                       --------------
CERTIFICATES OF DEPOSIT (7.8%)
     40,000     BNP Paribas, Euro CD, 5.17%, due 8/24/06                        P-1          A-1+              39,997
     25,000     BNP Paribas (London), Euro CD, 5.09%, due 12/13/06              P-1          A-1+              24,993
     10,000     Calyon NY, Yankee CD, 5.03%, due 12/6/06                        P-1          A-1+              10,000
     75,000     Credit Suisse First Boston NY, Floating Rate Yankee
                CD, 5.09% & 5.33%, due 7/24/06 & 7/28/06                        P-1          A-1               75,005 u
     35,000     Depfa Bank PLC, Yankee CD, 5.22%, due 9/5/06                    P-1          A-1+              35,000
     15,000     First Tennessee Bank, Floating Rate CD, 5.12%, due
                8/14/06                                                         P-1          A-1               15,000 u
     20,000     KBC Bank, Euro CD, 5.23%, due 10/4/06                           P-1          A-1+              19,996
     15,000     Marshall & Isley, CD, 5.17%, due 8/22/06                        P-1          A-1+              14,999
     30,000     Royal Bank of Scotland NY, Medium-Term Yankee CD,
                4.31%, due 9/29/06                                              P-1          A-1+              30,000
     20,000     Societe Generale, Euro CD, 5.14%, due 8/17/06                   P-1          A-1+              19,997
     20,000     Svenska Handelsbanken AB, Yankee CD, 4.69%, due 11/6/06         P-1          A-1+              20,000
     40,000     Unicredito Italiano NY, Floating Rate Yankee CD, 5.18%,
                due 9/1/06                                                      P-1          A-1               39,996 u
                                                                                                        --------------

                TOTAL CERTIFICATES OF DEPOSIT                                                                 344,983
                                                                                                        --------------
COMMERCIAL PAPER (55.6%)
    143,700     Ajax Bambino Funding, Inc., 5.08% - 5.31%, due
                7/11/06 - 8/11/06                                               P-1          A-1+             143,250
     80,000     Amstel Funding Corp., 5.08% - 5.10%, due 8/15/06 - 8/21/06      P-1          A-1+              79,489
     57,250     Amsterdam Funding Corp., 5.01% & 5.15%, due 7/5/06 & 8/28/06    P-1          A-1               57,101

     39,654     Atlantic Asset Securitization Corp., 5.07% & 5.23%, due
                7/19/06 &  8/8/06                                               P-1          A-1               39,520
     20,000     Bank of Ireland, 5.09%, due 11/22/06                            P-1          A-1               19,598
    120,000     Barclays U.S. Funding Corp., 5.04% - 5.21%, due
                8/14/06 - 9/8/06                                                P-1          A-1+             119,097
     58,066     Barton Capital Corp., 5.12%, due 7/7/06                         P-1          A-1+              58,033
     15,000     Bear Stearns Co., Inc., 5.06%, due 7/3/06                       P-1          A-1               15,000 u
     16,000     Beta Finance, Inc., 4.95%, due 7/6/06                           P-1          A-1+              15,993
     50,000     BNP Paribas Finance, 5.10%, due 11/20/06                        P-1          A-1+              49,009
     20,000     Chariot Funding LLC, 5.09%, due 7/11/06                         P-1          A-1               19,977
     80,000     Charta LLC, 5.05% & 5.34%, due 7/19/06 & 8/16/06                P-1          A-1               79,692
    110,492     Ciesco LLC, 5.03% & 5.09%, due 7/19/06 & 7/26/06                P-1          A-1+             110,194
     96,000     CRC Funding LLC, 5.03% - 5.34%, due 7/5/06 - 8/16/06            P-1          A-1+              95,730
     80,000     Crown Point Capital Co., 5.05% & 5.08%, due
                7/14/06 & 10/20/06                                              P-1          A-1               79,669
     15,000     Danske Corp., 5.08%, due 10/23/06                               P-1          A-1+              14,763
     45,000     Depfa Bank PLC, 4.56% & 5.21%, due 7/10/06 & 12/5/06            P-1          A-1+              44,529
    115,000     DZ Bank AG, 5.12% - 5.32%, due 7/7/06 - 8/8/06                  P-1          A-1              114,790
     25,044     Edison Asset Securitization LLC, 5.05%, due 9/5/06              P-1          A-1+              24,819
     77,814     Fairway Finance, 5.27%, due 7/5/06                              P-1          A-1               77,791
     50,000     Fairway Finance, 5.06%, due 7/10/06                             P-1          A-1               49,951 **
     45,000     Galleon Capital LLC, 5.07%, due 7/5/06                          P-1          A-1               44,987 **
     60,000     Galleon Capital LLC, 5.20%, due 8/9/06                          P-1          A-1               59,680
    119,975     Grampian Funding LLC, 4.92% - 5.25%, due 7/13/06 -
                11/3/06                                                         P-1          A-1+             118,833
     21,330     HBOS Treasury Services PLC, 5.05%, due 8/10/06                  P-1          A-1+              21,216
     33,278     Ivory Funding Corp., 5.23%, due 7/17/06                         P-1          A-1               33,210 **
     20,000     Jupiter Securitization Corp., 5.23%, due 7/21/06                P-1          A-1               19,948
     15,000     K2 (USA) LLC, 4.86%, due 8/31/06                                P-1          A-1+              14,881
     75,000     KBC Commercial Paper Trust, 5.05% & 5.15%, due 8/7/06 &
                9/1/06                                                          P-1          A-1               74,503
     40,000     Kitty Hawk Funding Corp., 5.13%, due 7/10/06                    P-1          A-1+              39,960
      6,000     Mont Blanc Capital Corp., 5.31%, due 9/15/06                    P-1          A-1+               5,934

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                              JUNE 30, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Prime Portfolio cont'd
----------------------------------------------

PRINCIPAL AMOUNT                                                                     RATING                    VALUE ++
($000's omitted)                                                                Moody's      S&P       ($000's omitted)
     75,000     Morgan Stanley, 5.27%, due 7/5/06                               P-1          A-1               74,978
     70,000     Nationwide Building, 5.06% & 5.11%, due 7/24/06 & 8/7/06        P-1          A-1               69,693
     48,447     Old Line Funding Corp., 5.02% & 5.25%, due 7/7/06 & 8/2/06      P-1          A-1+              48,372
     10,000     Park Granada LLC, 5.07%, due 8/7/06                             P-1          A-1+               9,951
     50,000     Preferred Receivables Funding, Inc., 5.23%, due 7/20/06         P-1          A-1               49,877
     25,000     Regency Markets No.1 LLC, 5.10%, due 7/7/06                     P-1          A-1               24,986 **
     30,000     Regency Markets No.1 LLC, 4.96%, due 7/17/06                    P-1          A-1               29,942
     53,279     Scaldis Capital LLC, 5.05% & 5.08%, due 8/7/06 & 8/17/06        P-1          A-1+              52,989
     82,513     Sheffield Receivables, 5.05% - 5.29%, due 7/6/06 - 7/17/06      P-1          A-1+              82,430
     75,000     Societe Generale NA, Inc., 5.06% & 5.10%, due 9/12/06 &
                11/17/06                                                        P-1          A-1+              73,781
     16,882     Solitaire Funding LLC, 5.14%, due 8/23/06                       P-1          A-1+              16,759
     25,000     Svenska Handelsbanken, 4.88% & 5.08%, due 9/15/06 & 10/23/06    P-1          A-1+              24,692
     60,903     Thunder Bay Funding, Inc., 5.05% -5.26%, due 7/3/06 - 8/8/06    P-1          A-1               60,762
     35,000     UBS Finance (Delaware) LLC, 5.03%, due 7/6/06                   P-1          A-1+              34,985
     55,000     Whistlejacket Capital LLC, 5.16%, due 8/25/06                   P-1          A-1+              54,994 u
      6,000     Yorktown Capital LLC, 5.25%, due 7/21/06                        P-1          A-1+               5,984
                                                                                                       --------------

                TOTAL COMMERCIAL PAPER                                                                      2,456,322
                                                                                                       --------------
TIME DEPOSITS (6.2%)
    128,000     AMSouth Bank Cayman, 5.25%, due 7/3/06                          P-1                           128,000
     63,000     M & T Bank Trust, 5.27%, due 7/3/06                             P-1                            63,000
     85,000     Royal Bank of Canada, Grand Cayman, 5.25%, due 7/3/06           P-1                            85,000
                                                                                                       --------------

                TOTAL TIME DEPOSITS                                                                           276,000
                                                                                                       --------------
CORPORATE DEBT SECURITIES (27.0%)
     12,440     American Express Credit Corp., Floating Rate Medium-Term
                Senior Notes, Ser. B, 5.29%, due 7/17/06                        P-1          A-1               12,446 u
     15,000     American Honda Finance, Floating Rate Medium-Term Notes,
                5.04%, due 7/12/06                                              P-1          A-1               15,003 **u
     50,000     Bank of America NA, Floating Rate Bank Notes, 5.32%, due
                8/15/06                                                         P-1          A-1+              50,000 u
     44,751     Bear Stearns Co., Inc., Floater Master Notes, 5.00% & 5.23%,
                due 7/3/06 & 7/17/06                                            P-1          A-1               44,765 u
     40,000     Beta Finance, Inc., Guaranteed Floating Rate Medium-Term
                Notes, 5.18% & 5.41%, due 7/3/06 & 7/17/06                      P-1          A-1+              40,006 **u
     25,000     Credit Agricole (London), Floating Rate Note, 5.31%, due
                7/24/06                                                         P-1          A-1+              25,000 **u
     30,000     Dorada Finance, Inc., Floating Rate Medium-Term Notes,
                5.16%, due 7/17/06                                              P-1          A-1+              30,000 **u
     15,000     EMC, Floater Master Notes, 4.62%, due 7/3/06                    P-1          A-1               15,000 u
     40,000     HBOS Treasury Services PLC, Guaranteed Floating Rate Notes,
                5.21%, due 8/25/06                                              P-1          A-1+              40,002 **u
     10,000     HBOS Treasury Services PLC, Notes, 3.13%, due 1/12/07           P-1          A-1+               9,885 **
      9,124     Household Finance Corp., Notes, 5.75%, due 1/30/07              P-1          A-1+               9,142
     22,250     HSBC Finance Corp., Floating Rate Medium-Term Notes, 5.26%,
                due 8/29/06                                                     P-1          A-1+              22,256 u
    115,000     K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
                5.10% - 5.36%, due 7/5/06 - 9/18/06                             P-1          A-1+             114,992 **u
    120,000     Links Finance LLC, Floating Rate Medium-Term Notes, 5.07%
                5.21%, due 7/3/06 - 8/24/06                                     P-1          A-1+             119,998 **u
     10,000     Merrill Lynch & Co., Floating Rate Medium-Term Notes, 5.35%,
                due 8/29/06                                                     P-1          A-1               10,009 u
     20,000     Natexis Banques Populaires, Floating Rate Bonds, 5.18%, due
                7/17/06                                                         P-1          A-1+              20,000 **u
     22,350     Nationwide Building, Senior Notes, 2.63%, due 1/30/07           P-1          A-1               22,009 **
    140,000     Parkland (USA) LLC, Floating Rate Medium-Term Notes, 5.24% -
                5.48%, due 7/20/06 - 9/29/06                                    P-1          A-1+             139,999 **u
     40,000     Royal Bank of Canada, Floating Rate Medium-Term Notes,
                5.08%, due 7/3/06                                               P-1          A-1+              40,000 **u

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                              JUNE 30, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Prime Portfolio cont'd
----------------------------------------------

PRINCIPAL AMOUNT                                                                     RATING                    VALUE ++
($000's omitted)                                                                Moody's      S&P       ($000's omitted)
    105,000     Sigma Finance, Inc., Guaranteed Floating Rate
                Medium-Term Notes, 5.08% - 5.38%, due 7/20/06 - 9/20/06         P-1          A-1+             104,995 **u
      9,000     Sigma Finance, Inc., Mediun-Term Notes,  4.83%, due 1/30/07     P-1          A-1+               9,000 **
    142,500     Tango Finance Corp., Floating Rate Medium-Term Notes,
                5.19% - 5.38%, due 7/25/06 - 9/25/06                            P-1          A-1+             142,487 **u
     25,000     Toyota Motor Credit Corp., Floating Rate Medium-Term Notes,
                5.31%, due 9/15/06                                              P-1          A-1+              25,000 u
     15,000     Wachovia Corp., Notes, 4.95%, due 11/1/06                       P-1          A-1               15,010
     28,000     Wells Fargo & Co., Floating Rate Notes, 5.19%, due 7/17/06      P-1          A-1+              28,000 **u
     28,800     Westpac Banking Corp., Floating Rate Notes, 5.27%, due 8/25/06  P-1          A-1+              28,819 **u
     60,000     Whistlejacket Capital LLC, Floating Rate Medium-Term Notes,
                5.16% & 5.35%, due 7/17/06 & 9/13/06                            P-1          A-1+              59,999 **u
                                                                                                       --------------

                TOTAL CORPORATE DEBT SECURITIES                                                             1,193,822
                                                                                                       --------------
ASSET-BACKED SECURITIES (0.2%)
      7,414     Capital One Auto Finance Trust, Ser. 2006-A, Class A1,
                5.12%, due 5/15/07                                              P-1          A-1+               7,414

      2,503     Honda Auto Receivables Owner Trust, Ser. 2005-6, Class A1,
                4.51%, due 12/18/06                                             P-1          A-1+               2,503
                                                                                                       --------------

                TOTAL ASSET-BACKED SECURITIES                                                                   9,917
                                                                                                       --------------

PROMISSORY NOTES (2.7%)
    120,000     Goldman Sachs Group, 4.47% - 5.10%, due 7/3/06                  P-1          A-1              120,000 u
                                                                                                       --------------
REPURCHASE AGREEMENT (1.1%)
     50,000     Morgan Stanley Repurchase Agreement, 5.20%, due 7/3/06,
                dated 6/30/06, Maturity Value $50,022, Collateralized by
                $37,160, Freddie Mac, 4.52%, due 4/1/35 and by $14,146,
                Fannie Mae, 4.86% & 5.00%, due 4/1/19 & 4/1/41
                (Collateral Value $51,306)                                                                     50,000
                                                                                                       --------------

                TOTAL INVESTMENTS (101.1%)                                                                  4,471,027

                Liabilities, less cash, receivables and other assets [(1.1%)]                                 (49,341)
                                                                                                       --------------

                Total Net Assets (100.0%)                                                                  $4,421,686
                                                                                                       --------------
SEE NOTES TO SCHEDULE OF INVESTMENTS

                                    JUNE  30, 2006 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS Institutional Liquidity Trust
--------------------------------------------------------------

++ Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the investment manager to be liquid. At June 30, 2006, these securities amounted to $1,143,328,000 or 25.9% of net assets for Prime Portfolio.

u Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of June 30, 2006.


























For information on the fund's significant accounting policies, please refer to the fund's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Reserve Liquidity Series


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  August 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date:   August 22, 2006



By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
      and Accounting Officer

Date:   August 22, 2006